Condensed Consolidated and Combined Statements of Operations (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated and Combined Statements of Operations [Abstract]
Product revenue	$ 653	$ 683	$ 2,817	$ 3,596	$ 3,779
Service revenue	768	661	3,022	2,295	2,282
Total revenue	1,421	1,344	5,839	5,891	6,061
Cost of product and service revenue
Costs of product revenue	461	484	1,933	2,491	2,629
Costs of service revenue	674	581	2,683	2,032	2,001
Selling, general and administrative expenses	133	140	566	525	582
Research and development expenses	14	21	99	119	142
Restructuring charges, net	1	4	23	35	5
Operating income	138	114	535	689	702
Interest expense, net	9		10
Other expense (income), net	8	(10)	(12)	(7)	2
Income from continuing operations before income tax expense	121	124	537	696	700
Income tax expense	51	42	211	248	241
Income from continuing operations			326	448	459
Income from discontinued operations, net of tax				139	10
Net income	$ 70	$ 82	$ 326	$ 587	$ 469
Basic
Continuing operations			$ 1.75	$ 2.41	$ 2.47
Discontinued operations				$ 0.75	$ 0.05
Net income	$ 0.38	$ 0.44	$ 1.75	$ 3.15	$ 2.52
Diluted
Continuing operations			$ 1.75	$ 2.39	$ 2.45
Discontinued operations				$ 0.74	$ 0.05
Net income	$ 0.37	$ 0.44	$ 1.75	$ 3.14	$ 2.51
Weighted average common shares - basic	186.6	186.2	186.2	186.2	186.2
Weighted average common shares - diluted	187.5	187.1	186.7	187.1	187.1
Cash dividends declared per common share	$ 0.10		$ 0.10